LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 25, 2025
Long Term Prepayment Deposits and Other Assets [Abstract]
Allowances for credit losses, non-current	$ 0	$ 2,391	$ 0
Amortization expense of entertainment production costs	$ 1,757	$ 0
Useful life of the entertainment show	amortized on a straight-line basis over the estimated useful life of the entertainment show of 10years upon the commencement of the show in May 2025.